    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2000
                                                        File No. 33-45671
                                                        File No. 811-6557


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [ ]
                          POST-EFFECTIVE AMENDMENT NO. 36                    [X]
                                       AND


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]
                              AMENDMENT NO. 38                               [X]

                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 2 Oliver Street
                           Boston, Massachusetts 02109
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734
                                                           --------------

                                  Mark E. Nagle
                               C/o SEI Corporation
                            Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:
Richard W. Grant, Esquire                           W. John McGuire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1800 M Street, N.W.
Philadelphia, PA  19103                             Washington, DC  20036


    It is proposed that this filing become effective (check appropriate box):


             [ ] Immediately  upon filing  pursuant to paragraph (b)
             [ ] On [date] pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [x] On September 30, 2000 pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On [date] pursuant to paragraph (a) of Rule 485.

                                STI CLASSIC FUNDS

                          EQUITY AND MONEY MARKET FUNDS

                                  TRUST SHARES


                                   PROSPECTUS
                                 OCTOBER 1, 2000

                            INTERNATIONAL EQUITY FUND
                       VIRGINIA TAX-FREE MONEY MARKET FUND
                      (FORMERLY TAX-FREE MONEY MARKET FUND)

                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the International Equity and Virginia Tax-Free Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
     INTERNATIONAL EQUITY FUND................................................4
     VIRGINIA TAX-FREE MONEY MARKET FUND......................................7
     MORE INFORMATION ABOUT RISK..............................................10
     MORE INFORMATION ABOUT FUND INVESTMENTS..................................12
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS............................12
     PURCHASING AND SELLING FUND SHARES.......................................13
     DIVIDENDS AND DISTRIBUTIONS..............................................15
     TAXES....................................................................16
     FINANCIAL HIGHLIGHTS.....................................................17
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC FUNDS........................................................19

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                  Long-term capital appreciation

INVESTMENT FOCUS                                 Foreign common stocks

SHARE PRICE VOLATILITY                           High

PRINCIPAL INVESTMENT STRATEGY                    Attempts to identify companies
                                                 with good fundamentals or a
                                                 history of consistent growth

INVESTOR PROFILE                                 Investors who want an increase
                                                 in the value of their
                                                 investment without regard to
                                                 income, are willing to accept
                                                 the increased risks of
                                                 international investing for the
                                                 possibility of higher returns,
                                                 and want exposure to a
                                                 diversified portfolio of
                                                 international stocks

INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Our "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. Our goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, we diversify the Fund's investments among at least three foreign countries. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other equity market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                        1996                         22.08%
                        1997                         13.35%
                        1998                         11.22%
                        1999                         XX.XX%

                     BEST QUARTER                WORST QUARTER
                        XX.XX%                       XX.XX%
                      (XX/XX/XX)                   (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/00 TO 6/30/00 WAS XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX.

TRUST SHARES                                  1 YEAR      SINCE INCEPTION
---------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                     XX.XX%          XX.XX%*
MSCI EAFE INDEX                               XX.XX%          XX.XX%*

* Since 1/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                              1.25%
Other Expenses                                                        0.23%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.48%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR             3 YEARS              5 YEARS             10 YEARS
      $151               $468                 $808                $1,768

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Adviser."

VIRGINIA TAX-FREE MONEY MARKET FUND (FORMERLY TAX-FREE MONEY MARKET FUND)

FUND SUMMARY

INVESTMENT GOAL                          High current income exempt from
                                         federal and Virginia income taxes,
                                         while preserving capital and liquidity

INVESTMENT FOCUS                         Virginia municipal money market
                                         instruments

PRINCIPAL INVESTMENT STRATEGY            Attempts to increase income without
                                         added risk by analyzing credit quality

INVESTOR PROFILE                         Virginia residents/taxpayers who want
                                         to receive current income exempt from
                                         federal and state income taxes

INVESTMENT STRATEGY

The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                       1990                          5.86%
                       1991                          4.55%
                       1992                          2.86%
                       1993                          1.84%
                       1994                          2.18%
                       1995                          3.28%
                       1996                          3.11%
                       1997                          3.08%
                       1998                          2.93%
                       1999                          X.XX%

                   BEST QUARTER                  WORST QUARTER
                      XX.XX%                          XX.XX%
                    (XX/XX/XX)                      (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/00 TO 6/30/00 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.


TRUST SHARES                                                                         1 YEAR      5 YEARS     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND                                                  XX.XX%       XX.XX%         XX.XX%*
IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE                    XX.XX%       XX.XX%         XX.XX%**

*  Since 6/15/89
** Since 6/30/89

TO OBTAIN MORE INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from Federal taxation.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                   TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.40%
Other Expenses                                                         0.11%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.51%

* Expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 YEAR            3 YEARS            5 YEARS         10 YEARS
          $52               $164               $285             $640

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include     International Equity Fund
public and privately issued equity
securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS -- Investments in     International Equity Fund
securities of foreign companies or
governments can be more volatile than
investments in U.S. companies or
governments. Diplomatic, political, or
economic developments, including
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally
have less trading volume and less
liquidity than U.S. markets. In
addition, the value of securities
denominated in foreign currencies, and
of dividends from such securities, can
change significantly when foreign
currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S.
companies or governments. Transaction
costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income.
Although in some countries a portion of
these taxes are recoverable, the
non-recovered portion will reduce the
income received from the securities
comprising the portfolio.

MUNICIPAL ISSUER RISK -- There may be        Virginia Tax-Free Money Market Fund
economic or political changes that
impact the ability of municipal issuers
to repay principal and to make interest
payments on municipal securities.
Changes to the financial condition or
credit rating of municipal issuers may
also adversely affect the value of the
Fund's municipal securities.
Constitutional or legislative limits on
borrowing by municipal issuers may
result in reduced supplies of municipal
securities. Moreover, certain municipal
securities are backed only by a
municipal issuer's ability to levy and
collect taxes.

In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK -- To the extent that the      Virginia Tax-Free Money Market Fund
Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region.
Regional economies are often closely
interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the International Equity Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the International Equity Fund and Virginia Tax-Free Money Market Fund. As of July 1, 2000, Trusco had approximately $50 billion in assets under management. For the fiscal year ended May 31, 2000, each Fund paid advisory fees of:

     INTERNATIONAL EQUITY FUND                           1.25%
     VIRGINIA TAX-FREE MONEY MARKET FUND                 0.40%

The Adviser may use its affiliates as brokers for fund transactions.

PORTFOLIO MANAGERS

Mr. Chad Deakins, CFA, has been with Trusco since 1996. He has managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 5 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund) since 1995. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President since 1995 of Crestar Asset Management Company. Mr. Bowman has more than 6 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

The Virginia Tax-Free Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Virginia Tax-Free Money Market Fund must generally receive your order before 12:00 p.m. Eastern time. Also the Virginia Tax-Free Money Market Fund must receive federal funds (readily available funds) before 4:00 p.m. Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as the Virginia Tax-Free Money Market Fund receives federal funds before calculating its NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, the International Equity Fund generally values its investment portfolio at market price. In calculating NAV for the Virginia Tax-Free Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Virginia Tax-Free Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on a Business Day before 12:00 p.m. Eastern Time for the Virginia Tax-Free Money Market Fund. Orders received after these times will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The International Equity Fund distributes its income annually. The Virginia Tax-Free Money Market Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

The Virginia Tax-Free Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The International Equity Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund, except the Virginia Tax-Free Money Market Fund for the periods ended prior to May 31, 1999, has been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Virginia Tax-Free Money Market Fund for the periods ended prior to May 31, 1999, have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770.

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                          NET ASSET                     NET REALIZED AND    DISTRIBUTIONS
                            VALUE           NET        UNREALIZED GAINS        FROM NET      DISTRIBUTIONS     NET ASSET
                          BEGINNING     INVESTMENT         (LOSSES)           INVESTMENT     FROM REALIZED     VALUE END    TOTAL
                          OF PERIOD    INCOME (LOSS)    ON INVESTMENTS          INCOME       CAPITAL GAINS     OF PERIOD   RETURN(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
TRUST SHARES
2000
1999                       $15.00         $  --            $(1.14)             $(0.05)          $(0.84)         $12.97       (7.43%)
1998                        13.63          0.04              2.69               (0.04)           (1.32)          15.00       21.87
1997                        11.40          0.03              2.57               (0.02)           (0.35)          13.63       23.29
1996(1)                     10.00          0.05              1.35                   --               --          11.40       14.00

VIRGINIA TAX-FREE MONEY MARKET FUND(A)
TRUST SHARES (FORMERLY TAX-FREE MONEY MARKET FUND)
2000
1999*                       $1.00        $ 0.01             $  --              $(0.01)            $  --          $1.00       1.27%

FOR THE YEAR ENDED NOVEMBER 30:
1998                         1.00          0.03                --               (0.03)               --           1.00       2.97%
1997                         1.00          0.03                --               (0.03)               --           1.00       3.06%
1996                         1.00          0.03                --               (0.03)               --           1.00       3.14%



                                                                                                                   RATIO OF
                                                                                            RATIO OF             NET INVESTMENT
                                                                      RATIO OF              EXPENSES TO         INCOME (LOSS) TO
                              NET ASSETS          RATIO OF           NET INVESTMENT     AVERAGE NET ASSETS     AVERAGE NET ASSETS
                                END OF           EXPENSES TO        INCOME (LOSS) TO    (EXCLUDING WAIVERS     (EXCLUDING WAIVERS
                             PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)    AND REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
TRUST SHARES
2000
1999                           $573,255              1.47%                 0.68%               1.53%                  0.63%
1998                            628,870              1.47                  0.61                1.48                   0.60
1997                            489,325              1.46                  0.51                1.51                   0.46
1996(1)                         213,306              1.46                  1.36                1.65                   1.17

VIRGINIA TAX-FREE MONEY MARKET FUND(A)
TRUST SHARES (FORMERLY TAX-FREE MONEY MARKET FUND)
2000
1999*                          $270,431              0.67%                 2.51%               0.82%                  2.36%

FOR THE YEAR ENDED NOVEMBER 30:
1998                            270,899              0.66%                 2.92%               0.81%                  2.77%
1997                            226,837              0.66%                 3.02%               0.81%                  2.87%
1996                            182,320              0.66%                 2.88%               0.81%                  2.73%








                            PORTFOLIO
                            TURNOVER
                              RATE
-------------------------------------
INTERNATIONAL EQUITY FUND
TRUST SHARES
2000
1999                            161%
1998                            108
1997                            139
1996(1)                         113

VIRGINIA TAX-FREE MONEY MARKET FUND(A)
TRUST SHARES (FORMERLY TAX-FREE MONEY MARKET FUND)
2000
1999*                            --%

FOR THE YEAR ENDED NOVEMBER 30:
1998                             --
1997                             --
1996                             --

(A) ON MAY 24, 1999, THE CRESTFUNDS TAX-FREE MONEY MARKET FUND EXCHANGED ALL OF ITS ASSETS AND CERTAIN LIABILITIES FOR SHARES OF THE TAX-FREE MONEY MARKET FUND. THE CRESTFUNDS TAX-FREE MONEY MARKET FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO MAY 24, 1999 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.
    AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUND TO $0.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. TOTAL RETURN FIGURES DO NOT REFLECT APPLICABLE SALES LOADS.
* FOR THE PERIOD DECEMBER 1, 1998 TO MAY 31, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS ON DECEMBER 1, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2000, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-874-4770

BY MAIL: Write to the Funds c/o
SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS
                               TRUST CLASS SHARES

                            INTERNATIONAL EQUITY FUND
                       VIRGINIA TAX-FREE MONEY MARKET FUND

                              INVESTMENT ADVISERS:
                         TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's International Equity and Virginia Tax-Free Money Market Funds' Trust Class Shares prospectus dated October 1, 2000. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                            PAGE
THE TRUST....................................................................B-2
ADDITIONAL INFORMATION ABOUT EACH FUND.......................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................B-3
INVESTMENT LIMITATIONS......................................................B-18
INVESTMENT ADVISER..........................................................B-20
THE ADMINISTRATOR...........................................................B-20
THE DISTRIBUTOR.............................................................B-21
THE TRANSFER AGENT..........................................................B-22
THE CUSTODIAN...............................................................B-22
INDEPENDENT PUBLIC ACCOUNTANTS..............................................B-22
LEGAL COUNSEL...............................................................B-22
TRUSTEES AND OFFICERS OF THE TRUST..........................................B-22
PERFORMANCE INFORMATION.....................................................B-25
COMPUTATION OF YIELD........................................................B-25
CALCULATION OF TOTAL RETURN.................................................B-26
PURCHASING SHARES...........................................................B-27
REDEEMING SHARES............................................................B-27
DETERMINATION OF NET ASSET VALUE............................................B-27
TAXES    ...................................................................B-28
FUND TRANSACTIONS...........................................................B-31
TRADING PRACTICES AND BROKERAGE.............................................B-31
DESCRIPTION OF SHARES.......................................................B-34
SHAREHOLDER LIABILITY.......................................................B-34
LIMITATION OF TRUSTEES' LIABILITY...........................................B-34
5% AND 25% SHAREHOLDERS.....................................................B-34

                                    THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund," collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Trust Shares of the International Equity Fund and the Virginia Tax-Free Money Market Fund. SEE "Description of Shares."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.


                     ADDITIONAL INFORMATION ABOUT EACH FUND

EQUITY FUNDS

INTERNATIONAL EQUITY FUND

The International Equity Fund, under normal market conditions, will invest at least 65% of its assets in equity securities of foreign issuers consisting of: common and preferred stocks, warrants, options and securities convertible into common stock.

Securities of foreign issuers purchased by the Fund may be purchased in foreign markets, on United States registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs").

The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the portfolios exposure to changes in dollar exchange rates.

The Fund expects to be fully invested in the investments described above, but may invest up to 35% of its total assets in bonds and debentures issued by non-U.S. or U.S. companies, securities issued or guaranteed by foreign or U.S. governments and foreign and U.S. commercial paper. The Fund may invest in futures contracts, including stock index futures contracts, and options on futures contracts. The bonds that the Fund may purchase may be rated in any rating category or may be unrated provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. When investing in bonds, the Fund may seek capital gains by taking advantage of price appreciation caused by interest rate and credit quality changes. The Fund may also purchase shares of closed-end investment companies that invest in the securities of issuers in a single country or region. The Fund is also permitted to acquire floating and variable rate securities, purchase securities on a when-issued basis and purchase illiquid securities.

The Fund will invest in the foreign issues of at least three different countries outside the United States. A foreign issue is one the issuer of which (1) is organized under the laws of a specific country, or for which the principal securities trading market is in a specific country or (2) derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country or which have at least 50 percent of its assets situated in that country. The Fund will invest primarily in developed countries (for example
Japan, Canada and the United Kingdom). In addition, the Fund may invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing.

MONEY MARKET FUNDS

VIRGINIA TAX-FREE MONEY MARKET FUND

Virginia Tax-Free Money Market Fund invests only in high-quality municipal securities that have remaining maturities at the time of purchase of 397 days or less. Although the Fund will attempt to invest 100% of its assets in tax-exempt municipal securities, the interest on which is exempt from federal income tax, including the federal alternative minimum tax, the Fund reserves the right to invest up to 20% of the value of its net assets in securities, including private activity bonds, the interest on which is fully taxable or subject to the alternative minimum tax. As a fundamental policy, at least 80% of the Fund's income will, under normal circumstances, be exempt from federal income including the federal alternative minimum tax.

The Virginia Tax-Free Money Market Fund will invest in municipal obligations whose interest payments are exempt from federal income tax. Municipal obligations, which are issued by states, cities, municipalities or municipal agencies, will include variable rate demand obligations ("VRDOs"), tax anticipation notes ("TANS"), revenue anticipation notes ("RANS"), bond anticipation notes ("BANS"), construction loan notes, and tax- exempt commercial paper. The Fund may also invest in municipal bonds within the maturity limitations discussed above and may enter into commitments to purchase these securities on a delayed-delivery basis.

The Fund is non-diversified, which means that it has greater latitude than a diversified fund to invest in the securities of a relatively few municipal issuers. As a non-diversified fund, the Fund may present greater risks than a diversified fund.


                      DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY
RECEIPTS (EDRS) AND GLOBAL DEPOSITORY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset- backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible   securities  are  securities   issued  by  corporations   that  are
exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EURO-DENOMINATED SECURITIES

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS

Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or
developing   custodial  practices  in  the  country;   the  country's  laws  and
regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the Emerging Markets, International Equity Index and International Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The Emerging Markets Equity, International Equity Index and International Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the Emerging Markets, International Equity Index and International Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisers do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

         (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

         (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

         (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

         (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (SEE "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

         MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

         MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

         Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance.

         Neither the Funds nor an Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisers.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisers monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESOURCE RECOVERY BONDS

Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Virginia Tax-Free Money Market Fund) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Adviser to be of good standing and when, in the judgment of that Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Adviser will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.


                             INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

THE FUNDS MAY NOT:

         1. Acquire more than 10% of the voting securities of any one issuer.

         2.       Invest in companies for the purpose of exercising control.

         3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

         4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and
                  (c) the International Equity Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

         5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

         6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

         7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

         8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

         9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the International Equity Fund's purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

         11. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

         12. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments and, with respect to only the Virginia Tax-Free Money Market Fund, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Virginia Tax-Free Money Market Fund) would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                               INVESTMENT ADVISER

The Trust and Trusco Capital Management, Inc., (the "Adviser") have entered into an advisory agreement with the Trust (the "Advisory Agreement"). The Adviser is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $50 billion as of July 1, 2000. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: 1.25% of the average daily net assets of the International Equity Fund and 0.40% of the average daily net assets of the Virginia Tax-Free Money Market Fund.

For the fiscal years ended May 31, 2000, 1999, and 1998, the Funds paid the following advisory fees:


                                                  FEES PAID                                FEES WAIVED OR REIMBURSED
                             ===================================================  ============================================
          FUND                     2000             1999              1998             2000            1999           1998
===========================  ================  ===============  ================  ==============  ==============  ============
International Equity               $6,533,886       $7,655,210        $7,209,723         $17,393        $308,111       $69,504
Fund
---------------------------  ----------------  ---------------  ----------------  --------------  --------------  ------------
Virginia Tax-Free                  $1,184,679         $606,611          $963,000          $3,786          $2,867            $0
Money Market Fund+
---------------------------  ----------------  ---------------  ----------------  --------------  --------------  ------------

+ Prior to May 24,  1999,  advisory  fees were paid by the  predecessor  to this Fund.

The Adviser has agreed to waive its fees or reimburse expenses in order to limit Fund expenses.


                                THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the

Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Inter-national Trust, SEI Institutional Investments Trust, SEI
Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the fiscal years ended May 31, 2000, 1999, and 1998, the Funds paid the following administration fees:


                                                  FEES PAID                                      FEES WAIVED
                               ================================================  ============================================
            FUND                     2000             1999            1998            2000            1999           1998
=============================  ===============  ==============  ===============  =============  ==============  =============
International Equity              $371,385        $476,693         $415,520             $0              $0             $0
Fund
-----------------------------  ---------------  --------------  ---------------  -------------  --------------  -------------
Virginia Tax-Free                 $211,422        $222,145         $366,000             $0              $0            $65
Money Market Fund+
-----------------------------  ---------------  --------------  ---------------  -------------  --------------  -------------

+ Prior to May 24, 1999, administration fees were paid by the predecessor to this Fund.


                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.


                               THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

                                  THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Virginia Tax-Free Money Market Fund. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity Fund.


                         INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Trust.


                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


                       TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

THOMAS GALLAGHER (11/25/47) - Trustee* - President, Genuine Parts Company Wholesale Distribution, 1970 - present; Director, National Service Industries; Director, Oxford Industries.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981- 1997, publisher of the Paoli News and the Paoli
Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

JAMES O. ROBBINS (7/4/42) - Trustee - President and Chief Executive Officer, Cox
Communications,   Inc.,   1983  -  present;   Director,   NCR;   Director,   Cox
Communications.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.


MARK NAGLE (10/20/59) - President - President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981- September 1995.

JENNIFER E. SPRATLEY, CPA (2/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager at Ernst & Young LLP, 1991-1999.


JAMES R. FOGGO (DOB 2/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


TIMOTHY D. BARTO (3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads 1997-1999. Associate at Richter, Miller & Finn 1994-1997.

TODD B. CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

CHRISTINE M. MCCULLOUGH (12/2/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999.
Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.


RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1993.

---------------------
* Messrs. Gallagher, Goodrum, Looney and McNair may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year ended May 31, 2000, the Trust paid the following amounts to Trustees and Officers of the Trust:


===========================  ======================= =========================== ===================  ============================
                                    AGGREGATE                PENSION OR               ESTIMATED            TOTAL COMPENSATION
      NAME OF PERSON,             COMPENSATION           RETIREMENT BENEFITS           ANNUAL              FROM FUND AND FUND
         POSITION                   FROM FUND            ACCRUED AS PART OF           BENEFITS              COMPLEX PAID TO
                                                            FUND EXPENSES               UPON                    TRUSTEES
                                                                                     RETIREMENT
===========================  ======================= =========================== ===================  ============================
Thomas Gallagher,                    $6,000                      N/A                     N/A          $6,500 for service on
Trustee#                                                                                              two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
Daniel S. Goodrum,                   $16,500                     N/A                     N/A          $18,000 for service on
Trustee                                                                                               two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
Wilton Looney,                       $26,000                     N/A                     N/A          $28,000 for service on
Trustee                                                                                               two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
Champney A.                          $24,000                     N/A                     N/A          $26,000 for service on
McNair, Trustee                                                                                       two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
F. Wendell Gooch,                    $25,500                     N/A                     N/A          $27,500 for service on
Trustee                                                                                               two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
T. Gordy Germany,                    $25,500                     N/A                     N/A          $27,500 for service on
Trustee                                                                                               two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
James O. Robbins,                    $4,500                      N/A                     N/A          $4,500 for service on
Trustee#                                                                                              two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
Dr. Bernard F.                       $25,500                     N/A                     N/A          $27,500 for service on
Sliger, Trustee                                                                                       two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
Jonathan T. Walton,                  $25,500                     N/A                     N/A          $27,500 for service on
Trustee                                                                                               two boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------
William H.                             $0                        N/A                     N/A          $0 for service on two
Cammack, Trustee*                                                                                     boards
---------------------------  ----------------------- --------------------------- -------------------  ----------------------------

* Mr. Cammack resigned as a Trustee of the Trust on May 16, 2000.
# Messrs. Robbins and Gallagher did not serve as Trustees for a full year during the most recent fiscal year.

                             PERFORMANCE INFORMATION

From time-to-time a Fund may advertise its performance.  Performance figures are
based  on  historical   earnings  and  are  not  intended  to  indicate   future
performance.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


                              COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the Virginia Tax-Free Money Market Fund will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return +
1)raised to the power of 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Virginia Tax-Free Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:


             TAX EQUIVALENT YIELD  =  (  E  ) + T
                                       -----
                                       (1-P )

             E = the portion of the yield which is tax-exempt P = stated income tax rate
             T = the portion of the yield which is taxable

For the seven-day period ended May 31, 2000, the Virginia Tax-Free Money Market Fund's current effective and tax equivalent yields were as follows:


===========================  ===============  ============= =================  ==================  ======================
           FUND                 CLASS OF          7-DAY           7-DAY            7-DAY TAX               7-DAY
                                 SHARES           YIELD         EFFECTIVE          EQUIVALENT          TAX EQUIVALENT
                                                                  YIELD              YIELD            EFFECTIVE YIELD
===========================  ===============  ============= =================  ==================  ======================
Virginia Tax-Free                Trust            3.70%           3.77%              6.13%                 6.24%
Money Market Fund                Shares
---------------------------  ---------------  ------------- -----------------  ------------------  ----------------------

The yields of this Fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

THIRTY-DAY YIELD

The International Equity Fund may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)raised to the power of 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

                           CALCULATION OF TOTAL RETURN

From time-to-time, the International Equity Fund may advertise total return. In particular, total return will be calculated according to the following formula:
P (1 + T)raised to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time-to-time, the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. Trusco Capital Management has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the International Equity Fund from inception through May 31, 2000 and for the one-year and five-year periods ended May 31, 2000 were as follows:

                                                              AVERAGE ANNUAL TOTAL RETURN
                                            ================================================================
                                                 ONE YEAR           FIVE YEARS          SINCE INCEPTION
        FUND             CLASS OF SHARES                                                   (1/31/95)
====================  ===================== ===================  =================  ========================
International            Trust Shares             10.58%              14.94%*               17.23%*
Equity Fund
--------------------  --------------------- -------------------  -----------------  ------------------------

* The  performance  for  the  periods  prior  to  December  1,  1995,  when  the International  Equity Fund began  operations,  represent  the  performance  of a similarly managed collective fund.


                                PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                                REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Adviser, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains.
Shareholders are notified annually regarding the federal tax status of distributions they receive (SEE "Taxes").


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Virginia Tax-Free Money Market Fund is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce PRO RATA the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's PRO RATA portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the International Equity Fund are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


                                      TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in the prospectus, the Virginia Tax-Free Money Market Fund intends to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in tax-exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a tax-exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual
                                      B-29
during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax Advisers before purchasing shares of a tax-exempt Fund.

Issuers of bonds purchased by a tax-exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity Fund meets the Distribution Requirement, and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in a Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If any of the three above-mentioned Funds make the election, such Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Fund to mark-to- market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.


                                FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


                         TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 2000, the Funds paid the following brokerage commissions with respect to portfolio transactions:

======================  ====================== =====================  ========================= ==========================
         FUND               TOTAL $ AMOUNT        TOTAL $ AMOUNT             % OF TOTAL            % OF TOTAL BROKERED
                             OF BROKERAGE          OF BROKERAGE               BROKERAGE                TRANSACTIONS
                             COMMISSIONS            COMMISSIONS          COMMISSIONS PAID TO         EFFECTED THROUGH
                             PAID IN FYE        PAID TO AFFILIATES      AFFILIATED BROKERS IN       AFFILIATED BROKERS
                               5/31/00            IN FYE 5/31/00(1)            FYE 5/31/00               FYE 5/31/00
======================  ====================== =====================  ========================= ==========================
International                $5,076,703                 $0                       0%                         0%
Equity Fund
----------------------  ---------------------- ---------------------  ------------------------- --------------------------
Virginia Tax-                    N/A                    N/A                      N/A                        N/A
Free Money
Market Fund+
----------------------  ---------------------- ---------------------  ------------------------- --------------------------

1/ These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI
   Investments Distribution Co., the Trust's principal underwriter.

+ Prior to May 24, 1999, brokerage fees were paid by the predecessor to this Fund.

For the fiscal years ended May 31, 1999 and 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:

================================  ===========================================  ==========================================
                                          TOTAL $ AMOUNT OF BROKERAGE                  TOTAL $ AMOUNT OF BROKERED
                                               COMMISSIONS PAID                      COMMISSIONS PAID TO AFFILIATES
                                  ===========================================  ==========================================
             FUND                          1999                   1998                  1999                  1998
================================  =====================  ====================  =====================  ===================
International Equity Fund               $4,701,955            $3,098,063                 $0                   $0
--------------------------------  ---------------------  --------------------  ---------------------  -------------------
Virginia Tax-Free Money                    N/A                     N/A                   N/A                  N/A
Market Fund+
--------------------------------  ---------------------  --------------------  ---------------------  -------------------

+ Prior to May 24, 1999, brokerage fees were paid by the predecessor to this Fund.

For the fiscal years ended May 31, 2000 through 1998, the portfolio turnover rate for the International Equity Fund was as follows:

=========================================  =============================================================================
                                                                           TURNOVER RATE
                                           =============================================================================
                  FUND                              2000                      1999                      1998
=========================================  =======================  ======================== ===========================
International Equity Fund                           179%                      161%                       108%
-----------------------------------------  -----------------------  ------------------------ ---------------------------

                              DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.


                        LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


                             5% AND 25% SHAREHOLDERS

As of July 14, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


TRUST SHARES

FUND                                     NAME AND ADDRESS                         NUMBER OF SHARES          % OF CLASS
----                                     ----------------                         ----------------          ----------
International Equity Fund............    Trustman                                 1,979,921.2220            8.78%
                                         SunTrust Banks
                                         Mutual Fund Reconciliation Unit
                                         Mail Center 3144
                                         P.O. Box 105870
                                         Atlanta, GA  30348-5870

                                         Trustman                                 6,653,564.8160            29.50%
                                         SunTrust Banks
                                         Mutual Fund Reconciliation Unit
                                         Mail Center 3144
                                         P.O. Box 105870
                                         Atlanta, GA  30348-5870

                                         Trustman                                 11,685,919.6090           51.81%
                                         SunTrust Banks
                                         Mutual Fund Reconciliation Unit
                                         Mail Center 3144
                                         P.O. Box 105870
                                         Atlanta, GA  30348-5870

Virginia Tax-Free Money
Market Fund..........................    SunTrust Bank                            268,301,550.2100          99.32%
                                         Attn Susan Grider
                                         Mail Center 3133
                                         P.O. Box 105504
                                         Atlanta, GA  30348-5504

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 36

Item 23. Exhibits:

(a) Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(1) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(2) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(c)      Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(d)(5) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.

(d)(7) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 - incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

(e) Distribution Agreement dated May 26, 1992 - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)      Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - incorporated by reference to the Registrant's
         Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(i)      Opinion  and  Consent of Counsel -  incorporated  by  reference  to the
         Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

(j) Consent of Arthur Andersen LLP, independent public accountants, is filed herewith.

(k)      Not applicable.
(l)      Not applicable.
(m)(1)   Distribution  Plan - Investor  Class -  incorporated  by  reference  to
         Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of
         Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)(1)   Rule  18f-3  Plan  -  incorporated  by  reference  to  Exhibit  (o)  of
         Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(n)(2)   Certificate of Class Designation - incorporated by reference to Exhibit
         (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.

(o)      Powers of Attorney are filed herewith.
(p)(1) Code of Ethics for STI Classic Funds - incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(2) Code of SEI Investments Distribution Company - incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 35 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(3) Code of Ethics for Trusco Capital Management, Inc. - incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.



Item 24.   Persons Controlled by or under Common Control with Registrant:


See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.



Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                                            NAME OF                                        CONNECTION WITH
NAME                                        OTHER COMPANY                                  OTHER COMPANY
----                                        -------------                                  -------------

TRUSCO CAPITAL MANAGEMENT, INC.


E. Jenner Wood III                          SunTrust Banks, Inc.                                 --
Director

Hunting F. Deutsch                          SunTrust Bank, Orlando                               --
Director

Anthony R. Gray                                      --                                          --
Chairman & Chief Investment Officer

James R. Wood                                        --                                          --
President

Elliott A. Perny                                     --                                          --
Executive Vice President

Stuart F. Van Arsdale                                --                                          --
Senior Vice President

Jonathan D. Rich                                     --                                          --
Director

Larry M. Cole                                        --                                          --
Senior Vice President

L. Earl Denney                                       --                                          --
Executive Vice President

Ronald Schwartz                                      --                                          --
Senior Vice President

Andre B.Prawato                                      --                                          --
Senior Vice President

Edward J. Dau                                        --                                          --
Senior Vice President


                                            NAME OF                                     CONNECTION WITH
NAME                                        OTHER COMPANY                               OTHER COMPANY
----                                        -------------                               -------------
James K. Wood                                    --                                           --
Senior Vice President

Mills A. Riddick                                 --                                           --
Senior Vice President

Christopher A. Jones                             --                                           --
Senior Vice President

David E. West                                    --                                           --
Vice President


Brett L. Barner                                  --                                           --
Senior Vice President


Douglas S. Phillips                              --                                           --
President

Paul L. Robertson, III                           --                                           --
Secretary/Treasurer

E. Jenner Wood                              SunTrust Banks, Inc.                        Director
Director

Donald W. Thurmond                          SunTrust Bank, Atlanta                      Director
Director

Bob M. Farmer                                    --                                           --
Vice President

M. Elizabeth (Beth) Wines                        --                                           --
Vice President

Charles Arnold, Jr.                              --                                           --
Senior Vice President

James R. Dillon, Jr.                             --                                           --
First Vice President

James P. Foster                                  --                                           --
Vice President

Mark D. Garfinkel                                --                                           --
Vice President

Robert (Bob) G. Goggin                           --                                           --
Vice President

Joe E. Ransom                                    --                                           --
Vice President

George D. Smith, Jr.                             --                                           --
Vice President


                                            NAME OF                                      CONNECTION WITH
NAME                                        OTHER COMPANY                                OTHER COMPANY
----                                        -------------                                -------------
Jonathan Mote                                    --                                           --
Vice President

Charles B. Leonard                               --                                           --
First Vice President

Mary F. Cernilli                                 --                                           --
Vice President

Garrett P. Smith                                 --                                           --
Vice President

Gregory L. Watkins                               --                                           --
Vice President

David S. Yealy                                   --                                           --
Vice President

Robert J. Rhoades                                --                                           --
Senior Vice President

Kar Ming Leong                                   --                                           --
Vice President

Stephen M. Yarbrough                             --                                           --
Vice President

Celia S. Stanley                                 --                                           --
Vice President


Rebekah R. Alley                                 --                                           --
Vice President


Robert R. Long                              SunTrust Banks of                            Chairman of the Board
Chairman of the Board and                   Georgia, Inc.
President

Ronald S. Crowding                               --                                      Executive Vice President
Executive Vice President

Charles B. Ginden                                --                                           --
Executive Vice President

William H. Rogers, Jr.                           --                                           --
Executive Vice President

Donald Wayne Thurmond                            --                                           --
Executive Vice President

Dr. William M. Chase                        Emory University                             President
Director

Gaylord O. Coan                             Gold Kist, Inc.                              CEO
Director


                                            NAME OF                                     CONNECTION WITH
NAME                                        OTHER COMPANY                               OTHER COMPANY
----                                        -------------                               -------------
A.D. Correll                                Georgia-Pacific Corporation                 Chairman & CEO
Director

R.W. Courts, II                             Atlantic Realty Company                     President
Director

A.W. Dahlberg                               The Southern Company                        President, Chairman &
Director                                                                                CEO


L. Phillip Humann                           SunTrust Banks, Inc.                        President, Chairman &
Director                                    Services Corporation                        CEO


William B. Johnson                          The Ritz Carlton Hotel                      Chairman of the Board
Director


J. Hicks Lanier                             Oxford Industries, Inc.                     Chairman of the Board Director
Director & President
                                            Pinehill Development Co.                    30% owner


Joseph L. Lanier, Jr.                       Dan River, Inc.                             Chairman of the Board
Director                                                                                Chairman

Larry L. Prince                             Genuine Parts Company                       Chairman of the Board
Director

R. Randall Rollins                          Rollins, Inc.                               Chairman of the Board
Director                                    Lor, Inc.                                            Director
                                            Maran, Inc. Director
                                            Gutterworld, Inc.                           Director
                                            Dabora, Inc.                                Director & Secretary
                                            Simpson, Nance & Graham                     Director
                                            Auto Parts Wholesale, Inc.                  Director
                                            Global Expanded Metal, Inc.                 Director
                                            Rollins Holding Co.                         Director
                                            Rol, Ltd.                                   Partner
                                            Rollins Investment Fund                     Partner
                                            Energy Partners                             Partner
                                            Petro Partnership                           Partner
                                            The Piedmont Investment Group               Director
                                            WRG, Ltd.                                   Partner
                                            Rollins, Inc.                               Chairman
                                            RPC Energy Services, Inc.                   Chairman
                                            The Mul Company                             Partner
                                            Bugvac, Inc.                                Director
                                            Omnitron Int'l, Inc.                        Director
                                            MRG, Ltd.                                   Partner

Gerald T. Adams                                  --                                           --
Senior Vice President

James R. Albach                                  --                                           --
Group Vice President

Gay Cash                                         --                                           --
Vice President


                                            NAME OF                                     CONNECTION WITH
NAME                                        OTHER COMPANY                               OTHER COMPANY
----                                        -------------                               -------------
Joseph B. Foley, Jr.                             --                                           --
Group Vice President

Thomas R. Frisbie                                --                                           --
Group Vice President

Mark Stancil                                     --                                           --
Group Vice President

David E. Thompson                                --                                           --
Vice President

Charles C. Watson                                --                                           --
Group Vice President

Dr. Mary B. Bullock                         Agnes Scott College                         President
Director

Larry L. Gellerstedt, III                   Beers Construction Co.                      Chairman
Director

John T. Glover                              Post Properties, Inc.                       President
Director


M. Douglas Ivester                          The Coca-Cola Company                       Chairman of the Board &
Director                                                                                         CEO


Dennis M. Love                              Printpack, Inc.                             President & CEO
Director

Charles H. McTier                           Robert Woodruff Foundation                  President
Director


Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                          July 15, 1982
         SEI Liquid Asset Trust                          November 29, 1982
         SEI Tax Exempt Trust                            December 3, 1982
         SEI Index Funds                                 July 10, 1985
         SEI Institutional Managed Trust                 January 22, 1987
         SEI Institutional International Trust           August 30, 1988
         The Advisors' Inner Circle Fund                 November 14, 1991
         The Pillar Funds                                February 28, 1992
         CUFUND                                          May 1, 1992
         STI Classic Funds                               May 29, 1992
         First American Funds, Inc.                      November 1, 1992
         First American Investment Funds, Inc.           November 1, 1992

         The Arbor Fund                                  January 28, 1993
         Boston 1784 Funds7                              June 1, 1993
         The PBHG Funds, Inc.                            July 16, 1993
         The Achievement Funds Trust                     December 27, 1994
         Bishop Street Funds                             January 27, 1995
         STI Classic Variable Trust                      August 18, 1995
         ARK Funds                                       November 1, 1995
         Huntington Funds                                January 11, 1996
         SEI Asset Allocation Trust                      April 1, 1996
         TIP Funds                                       April 28, 1996
         SEI Institutional Investments Trust             June 14, 1996
         First American Strategy Funds, Inc.             October 1, 1996
         HighMark Funds                                  February 15, 1997
         Armada Funds                                    March 8, 1997
         PBHG Insurance Series Fund, Inc.                April 1, 1997
         The Expedition Funds                            June 9, 1997
         Alpha Select Funds                              January 1, 1998
         Oak Associates Funds                            February 27, 1998
         The Nevis Fund, Inc.                            June 29, 1998
         The Parkstone Group of Funds                    September 14, 1998
         CNI Charter Funds                               April 1, 1999
         The Armada Advantage Fund                       May 1, 1999
         Amerindo Funds Inc.                             July 13, 1999
         Huntington VA Funds                             October 15, 1999
         Friends Ivory Funds                             December 16, 1999
         SEI Insurance Products Trust                    March 29, 2000


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                    POSITION AND OFFICE                                 POSITIONS AND
         NAME                       WITH UNDERWRITER                                    OFFICES WITH REGISTRANT
         ----                       ----------------                                    -----------------------
         Alfred P. West, Jr.        Director, Chairman of the Board of Directors                 --
         Richard B. Lieb            Director, Executive Vice President                           --
         Carmen V. Romeo            Director                                                     --
         Mark J. Held               President & Chief Operating Officer                          --
         Dennis J. McGonigle        Executive Vice President                                     --
         Robert M. Silvestri        Chief Financial Officer & Treasurer                          --
         Todd Cipperman             Senior Vice President & General Counsel                      --
         Leo J. Dolan, Jr.          Senior Vice President                                        --
         Carl A. Guarino            Senior Vice President                                        --
         Jack May                   Senior Vice President                                        --
         Hartland J. McKeown        Senior Vice President                                        --
         Kevin P. Robins            Senior Vice President                                        --
         Patrick K. Walsh           Senior Vice President                                        --
         Wayne M. Withrow           Senior Vice President                                        --
         John D. Anderson           Vice President & Managing Director                           --
         Robert Aller               Vice President                                               --
         Timothy D. Barto           Vice President & Assistant Secretary                         --
         S. Courtney E. Collier     Vice President & Assistant Secretary                         --





                                    POSITION AND OFFICE                                 POSITIONS AND
         NAME                       WITH UNDERWRITER                                    OFFICES WITH REGISTRANT
         ----                       ----------------                                    -----------------------
         Robert Crudup              Vice President & Managing Director                           --
         Richard A. Deak            Vice President & Assistant Secretary                         --
         Scott W. Dellorfano        Vice President & Managing Director                           --
         Barbara Doyne              Vice President                                               --
         Jeff Drennen               Vice President                                               --
         Scott C. Fanatico          Vice President & Managing Director                           --
         James R. Foggo             Vice President  & Assistant Secretary                        --
         Vic Galef                  Vice President & Managing Director                           --
         Steven A. Gardner          Vice President & Managing Director                           --
         Lydia A. Gavalis           Vice President & Assistant Secretary                         --
         Greg Gettinger             Vice President & Assistant Secretary                         --
         Kathy Heilig               Vice President                                               --
         Jeff Jacobs                Vice President                                               --
         Samuel King                Vice President                                               --
         John Kirk                  Vice President & Managing Director                           --
         Kim Kirk                   Vice President & Managing Director                           --
         John Krzeminski            Vice President & Managing Director                           --
         Paul Lonergan              Vice President & Managing Director                           --
         Ellen Marquis              Vice President & Managing Director                           --
         Christine M. McCullough    Vice President & Assistant Secretary                         --
         Carolyn McLaurin           Vice President & Managing Director                           --
         Mark Nagle                 Vice President                                               --
         Joanne Nelson              Vice President                                               --
         Cynthia M. Parrish         Vice President & Secretary                                   --
         Rob Redican                Vice President                                               --
          Maria Rinehart            Vice President                                               --
         Steve Smith                Vice President                                               --
         Daniel Spaventa            Vice President                                               --
         Kathryn L. Stanton         Vice President                                               --
         Lori L. White              Vice President & Assistant Secretary                         --



Item 28.   Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a);  31a-1(b)(1),(4);  (2)(C) and (D); (4);
         (5); (6); (8); (9); (10);  (11);  and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:


         Trusco Capital Management
         P.O. Box 3808
         Orlando, Florida  32802


         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303


         Trusco Capital Management
         25 Park Place
         Atlanta, Georgia  30303


Item 29.   Management Services:  None.

Item 30.   Undertakings:  None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of July, 2000.

                                    BY:         *
                                       -------------------------------
                                       Mark Nagle, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

                      **                 Trustee         July 26, 2000
-----------------------------
         F. Wendell Gooch

                      **                 Trustee         July 26, 2000
-----------------------------
         Daniel S. Goodrum

                      **                 Trustee         July 26, 2000
-----------------------------
         Wilton Looney

                      **                 Trustee         July 26, 2000
-----------------------------
         Champney A. McNair

                      **                 Trustee         July 26, 2000
-----------------------------
         T. Gordy Germany

                      **                 Trustee         July 26, 2000
-----------------------------
         Bernard F. Sliger

                      **                 Trustee         July 26, 2000
-----------------------------
         Jonathan T. Walton

                      **                 Trustee         July 26, 2000
-----------------------------
         James O. Robbins

                      **                 Trustee         July 26, 2000
-----------------------------
         Thomas Gallagher

                      *                President         July 26, 2000
-----------------------------
         Mark Nagle

 /S/ JENNIFER SPRATLEY              Treasurer & Chief    July 26, 2000
-----------------------------       Financial Officer
         Jennifer Spratley

  * BY: /S/ KEVIN ROBINS
        ---------------------------------------
           Kevin Robins, With Power of Attorney

** BY: /S/ TODD B. CIPPERMAN
       --------------------------------------------
           Todd B. Cipperman, With Power of Attorney

                                  EXHIBIT INDEX


NUMBER        EXHIBIT
------        -------
EX-99.A       Declaration  of  Trust  -  originally   filed  with   Registrant's
              Registration  Statement  on Form N-1A filed  February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment
              No. 15 to the Registrant's  Registration  Statement filed with the
              SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B1      By-Laws  -  originally  filed  with   Registrant's   Pre-Effective
              Amendment No. 1 filed April 23, 1992 and incorporated by reference
              to  Exhibit  2  of   Post-Effective   Amendment   No.  15  to  the
              Registrant's  Registration  Statement filed with the SEC via EDGAR
              Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B2      Amended  By-Laws - incorporated  by reference to Exhibit (b)(2) of
              Post-Effective  Amendment No. 23 to the Registrant's  Registration
              Statement   filed   with   the  SEC  via   EDGAR   Accession   No.
              0001047469-98-027407 on July 15, 1998.
EX-99.C       Not applicable.
EX-99.D1      Revised   Investment   Advisory   Agreement  with  Trusco  Capital
              Management,   Inc.   as   originally   filed   with   Registrant's
              Post-Effective   Amendment   No.  5  filed   August  2,  1993  and
              incorporated  by  reference  to  Exhibit  5(c)  of  Post-Effective
              Amendment No. 15 to the Registrant's  Registration Statement filed with the SEC via EDGAR Accession No.  0000912057-96-015938 on July
              31, 1996.
EX-99.D2      Investment  Advisory  Agreement  with  American  National Bank and
              Trust Company as originally filed with Registrant's Post-Effective
              Amendment  No. 6 filed  October  22,  1993 and as Exhibit  5(d) of
              Post-Effective  Amendment No. 15 to the Registrant's  Registration
              Statement   filed   with   the  SEC  via   EDGAR   Accession   No.
              0000912057-96-015938 on July 31, 1996.

EX-99.D3 Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D4 Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

EX-99.D5 Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
EX-99.D6 Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.

EX-99.D7 Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 - incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

EX-99.E       Distribution  Agreement  dated  May  26,  1992 -  incorporated  by reference to Exhibit 6 of  Post-Effective  Amendment No. 16 to the
              Registrant's  Registration  Statement filed with the SEC via EDGAR
              Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.F       Not applicable.
EX-99.G1      Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit
              8(b)  of  Post-Effective  Amendment  No.  15 to  the  Registrant's
              Registration  Statement filed with the SEC via EDGAR Accession No.
              0000912057-96-015938 on July 31, 1996.
EX-99.G2      Custodian  Agreement with the Bank of California  incorporated  by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via
              EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


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EX-99.G3      Fourth Amendment to Custodian Agreement by and between STI Trust &
              Investment Operations, Inc. and The Bank of New York dated May 6, 1997 incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration
              Statement    filed    the   SEC   via    EDGAR    Accession    No.
              0001047469-99-037088 on September 28, 1999.
EX-99.H3      Consent  to  Assignment  and  Assumption  of  the   Administration
              Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration
              Statement   filed   with   the  SEC  via   EDGAR   Accession   No.
              0000912057-97-032207 on September 30, 1997.
EX-99.I Opinion and Consent of Counsel - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

EX-99.J Consent of Arthur Andersen LLP, independent public accountants, is filed herewith.

EX-99.K       Not applicable.
EX-99.L       Not applicable.
EX-99.M1      Distribution  Plan - Investor Class - incorporated by reference to
              Exhibit 15 of Post-Effective  Amendment No. 16 to the Registrant's
              Registration  Statement filed with the SEC via EDGAR Accession No.
              0000912057-96-021336 on September 27, 1996.
EX-99.M2      Distribution and Service  Agreement  relating to Flex Shares dated
              May 29, 1995 - originally filed with Post-Effective  Amendment No.
              12 filed August 17, 1995 and  incorporated by reference to Exhibit
              15(a)  of  Post-Effective  Amendment  No.  15 to the  Registrant's
              Registration  Statement filed with the SEC via EDGAR Accession No.
              0000912057-96-015938 on July 31, 1996.
EX-99.N1      Rule 18f-3 Plan -  incorporated  by  reference  to Exhibit  (o) of
              Post-Effective  Amendment No. 23 to the Registrant's  Registration
              Statement   filed   with   the  SEC  via   EDGAR   Accession   No.
              0001047469-98-027407 on July 15, 1998.
EX-99.N2      Certificate of Class  Designation -  incorporated  by reference to
              Exhibit  (o)(1)  of   Post-Effective   Amendment  No.  27  to  the
              Registrant's  Statement filed with the SEC via EDGAR Accession No.
              0001047469-99-009731 on April 15, 1999.

EX-99.O       Powers of Attorney are filed herewith.
EX-99.P1      Code of Ethics for STI Classic Funds -  incorporated  by reference to  Exhibit  (p)(1)  of  Post-Effective  Amendment  No.  35 to the
              Registrant's  Statement filed with the SEC via EDGAR Accession No.
              0000916641-00-000365 on March 28, 2000.
EX-99.P2      Code of SEI  Investments  Distribution  Company - incorporated  by reference to Exhibit (p)(2) of Post-Effective Amendment No. 35 to the Registrant's Statement filed with the SEC via EDGAR Accession
              No. 0000916641-00-000365 on March 28, 2000.
EX-99.P3      Code of Ethics for Trusco Capital Management,  Inc. - incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Statement filed with the SEC via EDGAR
              Accession No. 0000916641-00-000365 on March 28, 2000.


                                      C-14

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